Net (loss) income per share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ 468,173	$ 67,247		¥ (1,937,689)		¥ (80,968)
Accretion to Preferred Shares redemption value		0	0		(71,628)		(19,842)
Deemed dividend to Series A Preferred Shareholders		0	0		(496,995)		0
Numerator for basic and diluted net loss per share		¥ 468,173	$ 67,247		¥ (2,506,312)		¥ (100,810)
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		214,811,862	214,811,862		166,828,435		100,000,000
—Diluted effect of share option		14,060,031	14,060,031
—Diluted effect of restricted share units		3,153,068	3,153,068
WeightedAverageNumberOfDilutedSharesOutstanding		232,024,961	232,024,961		166,828,435		100,000,000
Net (loss) income per ordinary share
Basic | (per share)		¥ 2.18	$ 0.31	[1]	¥ (15.02)	[1]	¥ (1.01)	[1]
Diluted | (per share)		¥ 2.02	$ 0.29	[1]	¥ (15.02)	[1]	¥ (1.01)	[1]
ADS [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding		214,811,862	214,811,862		166,828,435		100,000,000
WeightedAverageNumberOfDilutedSharesOutstanding		232,024,961	232,024,961		166,828,435		100,000,000
Net (loss) income per ordinary share
Basic | (per share)	[1]	¥ 2.18	$ 0.31		¥ (15.02)		¥ (1.01)
Diluted | (per share)		¥ 2.02	$ 0.29	[1]	¥ (15.02)	[1]	¥ (1.01)	[1]

[1]	Each ADS represents one Class A ordinary share.